Exploration and evaluation of oil and gas reserves (Details 3) $ in Millions	Dec. 31, 2024 USD ($) Number
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 1,164
Capitalized costs | Number	22
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 76
Capitalized costs | Number	2
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 209
Capitalized costs | Number	3
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 73
Capitalized costs | Number	2
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 17
Capitalized costs | Number	1
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 789
Capitalized costs | Number	14